JPMorgan US Equity Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	13.85%	12.84%	14.15%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	14.14%	13.12%	14.44%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	14.41%	13.40%	14.71%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.58%	13.57%	14.89%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.85%	11.81%	12.81%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.49%	10.36%	11.67%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.74%	13.69%	15.00%